SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 17      -       SHAREHOLDERS’ EQUITY

A.	Description of Ordinary Shares

As of December 31, 2016, Tower had 150 million authorized ordinary shares, par value NIS 15.00 each, of which approximately 93 million were issued and outstanding. Holders of ordinary shares are entitled to participate equally in the payment of cash dividends and bonus share (stock dividend) distributions and, in the event of the liquidation of Tower, in the distribution of assets after satisfaction of liabilities to creditors. Each ordinary share is entitled to one vote on all matters to be voted on by shareholders.

B.	Equity Incentive Plans

(1)	General

The Company has granted to its employees and directors options and Restricted Stock Units (“RSUs”) to purchase ordinary shares under several share incentive plans adopted by the Company. The particular provisions of each plan and grant vary as to vesting period, exercise price, exercise period and other terms. Generally, (i) the exercise price of options will not be lower than the nominal value of the shares and will equal either the closing market price of the ordinary shares immediately prior to the date of grant, or, in relation to grants made from September 2013, an average of the closing price during the thirty trading days immediately prior to the date of grant; (ii) vest over one to four year period according to various vesting schedules, and (iii) are not exercisable beyond seven or ten years from the grant date.
Except for those share incentive plans described below, as of December 31, 2016 and December 31, 2015, respectively, there were approximately 0.64 million and 1.64 million options outstanding under the Company’s share incentive plans (the "Old Plans”). No further options may be granted under Old Plans.

(2)	Tower’s 2013 Share Incentive Plan (the "2013 Plan")

In 2013, the Company adopted a new share incentive plan for directors, officers, and employees of the Company. Options granted under the 2013 Plan bear an exercise price which equals an average of the closing price during the thirty trading days immediately prior to the date of grant, vest over up to a three-year period and are not exercisable beyond seven years from the grant date.

Under the 2013 Plan, the Company granted in 2016 and 2015 a total of 0.57 million and 0.88 million options and RSUs, respectively, to its employees and directors (including the below described grants to the CEO and Chairman) vesting over up to a three-year period. The Company measures compensation expenses of the RSUs based on the closing market price of the ordinary shares immediately prior to the date of grant and is amortizing it through the applicable vesting period.

In June 2016, the Company granted the following equity awards to its CEO and directors under the 2013 Share Incentive Plan: (i) 197,890 options, 31,053 time vested RSUs and 15,790 performance-based RSUs to the CEO, for a total compensation value of $1,360; (ii) 25,168 time vested RSUs to the chairman of the board of directors for a total compensation value of $300; and (iii) 10,000 options to a new external director and 3,334 time vested RSUs to each of two new other directors, for a total compensation value of $127. These grants were approved by the shareholders on June 30, 2016.

As of December 31, 2016, approximately 1.63 million options and 1.01 million RSUs were outstanding under the 2013 Plan. As of December 31, 2015, approximately 4.24 million options and 0.77 million RSUs were outstanding under the 2013 Plan. Further grants may be approved subject to compensation committee, board of directors and shareholders’ approval as may be required by law.

(3)	Summary of the Status of all the Company’s Employees’ and Directors’ Share Incentive Plans

	2016		2015		2014
	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price
Outstanding as of beginning of year	5,878,270	$6.84	7,537,219	$6.37	8,066,749	$6.31
Granted	207,890	12.19	100,000	16.92	746,431	5.81
Exercised	(3,649,754)	4.82	(1,620,056)	4.94	(762,607)	4.36
Terminated	(97,063)	21.34	(26,777)	22.28	(30,901)	35.40
Forfeited	(61,254)	7.25	(112,116)	8.30	(482,453)	5.86
Outstanding as of end of year	2,278,089	9.92	5,878,270	6.84	7,537,219	6.37
Options exercisable as of end of year	1,606,983	$10.19	2,606,704	$8.93	1,834,281	$11.54

	2016		2015
	Number of RSU	Weighted Average Fair Value	Number of RSU	Weighted Average Fair Value
Outstanding as of beginning of year	773,200	$15.11	--	$--
Granted	359,643	12.83	783,700	15.11
Exercised	(86,847)	11.45	--	--
Forfeited	(36,812)	14.73	(10,500)	15.15
Outstanding as of end of year	1,009,184	14.62	773,200	15.11
RSU exercisable as of end of year	--	$--	--	$--

(4)	Summary of Information about Employees’ Share Incentive Plans

The following table summarizes information about employees’ share options outstanding as of December 31, 2016:

Outstanding as of December 31, 2016				Exercisable as of December 31, 2016
Range of exercise prices	Number outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number exercisable	Weighted average exercise price

$4.42-13.20	1,613,375	4.25	$6.08	1,032,269	$4.95
15.90-19.50	421,878	2.30	17.01	331,878	17.04
$21.00-28.20	242,836	0.88	$23.10	242,836	$23.10
	2,278,089			1,606,983

	Year ended December 31,
	2016	2015	2014
The intrinsic value of options exercised	$40,314	$15,374	$3,680
The original fair value of options exercised	$16,711	$3,721	$2,661

	Year ended December 31,
	2016	2015	2014
The intrinsic value of RSU's exercised	$1,177	$--	$--
The original fair value of RSU's exercised	$994	$--	$--

Stock-based compensation expenses were recognized in the Statement of Operations as follows:

	Year ended December 31,
	2016	2015	2014

Cost of goods	$3,920	$2,214	$753
Research and development, net	2,119	1,905	1,034
Marketing, general and administrative	3,367	3,421	2,897
Total stock-based compensation expense	$9,406	$7,540	$4,684

(5)	Weighted Average Grant-Date Fair Value of Options Granted to Employees

The weighted average grant-date fair value of the options granted during 2016, 2015 and 2014 to employees and directors amounted to $4.20, $7.16 and $3.10 per option, respectively. The Company utilizes the Black-Scholes model. The Company estimated the fair value, utilizing the following assumptions for the years 2016, 2015 and 2014 (all in weighted averages):

	2016	2015	2014
Risk-free interest rate	0.9%-1.3%	1.2%-1.4%	1.3%-1.8%
Expected life of options	4.60 years	4.75 years	4.75 years
Expected annual volatility	47%-48%	47%	47%-57%
Expected dividend yield	none	none	none

Risk free interest rate is based on yield curve rates published by the U.S. Department of Treasury.

Expected life of options is based upon historical experience and represents the period of time that options granted are expected to be outstanding.

Expected annual volatility is based on the volatility of Tower’s ordinary share prior to the options grant for the term identical to expected life.

C.	Israeli Banks’ Capital Notes and Warrants

All issued and outstanding equity equivalent capital notes convertible into approximately 2.1 million ordinary shares as of December 31, 2016, have no voting rights, no maturity date, no dividend rights, are not tradable, are not registered, do not carry interest, are not linked to any index and are not redeemable. The equity equivalent capital notes are classified in shareholders’ equity. As of December 31, 2016, Bank Ha’poalim was the sole holder of such capital notes.

As of December 31, 2016 and 2015, the Israeli Banks held a total of approximately 0.7 million warrants received under the Facility Agreement exercisable until December 2018, at various exercise prices ranging between $10.5 and $92.55 per share.

D.	Treasury Stock

During 1999 and 1998, the Company funded the purchase by a trustee of an aggregate of 86,667 of Tower’s ordinary shares. These shares are classified as treasury shares.

E.	Dividend Restriction

According to the Facility Agreement, Tower undertook not to distribute any dividends prior to the date that all amounts payable under the Facility Agreement have been paid in full. Following the full repayment of the Israeli Banks loans in 2016, such restriction was removed and Tower is subject to the restrictions under the Israeli Companies Law, 1999 and to limitations under Series G debentures indenture,  which enables to distribute dividends subject to compliance with certain financial covenants.

F.	Warrants Series 7

In connection with the issuance of Debentures Series F in 2012, see Note 13C above, the debenture holders received warrants exercisable into approximately 1.9 million ordinary shares of Tower based on an exercise price of approximately $7.2 per one ordinary share (“Warrants 7”). Warrants 7 were expiered on March 1, 2016.

G.	Warrants Series 9

In connection with a rights offering executed in 2013, the participants shareholders and certain other security holders received approximately 5.5 million Series 9 Warrants exercisable by June 2017 into ordinary shares with an exercise price of $7.33 per share. As of December 31, 2016 and 2015, the outstanding Series 9 Warrants were exercisable into approximately 2.3 million and 4.5 million ordinary shares, respectively.

H.	Convertible Debentures

With regard to convertible Debentures, see Notes 13C and 13E.